Income Tax Expense - Summary Of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail)	12 Months Ended
Apr. 30, 2023
Disclosure of Effective Income Tax Rate Reconciliation [Line Items]
Applicable tax rate	16.50%